UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
_______________________________________
 (Exact name of registrant as specified in charter)

331 NEWMAN SPRINGS ROAD, SUITE 122
RED BANK, NJ 07701

(Address of principal executive offices) (Zip code)

DON SCHREIBER, JR.
MILLINGTON SECURITIES, INC.
331 NEWMAN SPRINGS ROAD, SUITE 122
RED BANK, NJ 07701

 (Name and address of agent for service)

732-842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

WBI Tactical SMG Shares
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 66.0%
Consumer Discretionary - 10.3%
22,378	Autoliv, Inc.+	$2,651,346
52,558	CBS Corporation	2,895,420
30,802	Lear Corporation+	3,424,258
		8,971,024
Consumer Staples - 7.4%
39,674	Estee Lauder Company, Inc.	3,741,655
24,296	Lancaster Colony Corporation	2,686,409
		6,428,064
Financials - 18.4%
25,566	Banco Macro SA - ADR	1,648,240
16,352	BBVA Banco Frances SA - ADR	326,549
40,370	Home BancShares, Inc.	1,653,152
33,445	MarketAxess Holdings, Inc.	4,174,939
69,301	Meridian Bancorp, Inc.	964,670
58,111	MSCI, Inc.+	4,304,863
34,783	Pinnacle Financial Partners, Inc.	1,706,454
38,374	WSFS Financial Corporation	1,247,923
		16,026,790
Health Care - 2.8%
3,505	CR Bard, Inc.+	710,358
24,644	STERIS plc+	1,750,956
		2,461,314
Industrials - 16.8%
45,917	AO Smith Corporation	3,503,926
38,862	Cintas Corporation+	3,490,196
14,763	Danaher Corporation+	1,400,418
17,830	FedEx Corporation	2,901,298
11,946	John Bean Technologies Corporation	673,874
30,249	Orbital ATK, Inc.	2,629,848
		14,599,560
Information Technology - 10.3%
1,874	Broadcom, Ltd.	289,533
36,964	Heartland Payment Systems, Inc.	3,569,614
37,035	Jack Henry & Associates, Inc.	3,132,050
24,110	SAP SE - ADR+	1,938,926
		8,930,123
TOTAL COMMON STOCKS (Cost $53,819,403)		57,416,875

SHORT-TERM INVESTMENTS - 51.3%
31,619,299	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	31,619,299
13,086,630	Mount Vernon Securities Lending Prime Portfolio, 0.54% (a)^	13,086,630
TOTAL SHORT-TERM INVESTMENTS (Cost $44,705,929)		44,705,929

TOTAL INVESTMENTS - 117.3% (Cost $98,525,332)		102,122,804
Liabilities in Excess of Other Assets - (17.3)%		(15,074,981)
NET ASSETS - 100.0%		$87,047,823

(a)	The rate quoted is the annualized seven-day yield at March 31, 2016.
ADR	American Depository Receipt
+	All or portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $12,864,713.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $13,086,630 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMV Shares
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 53.4%
Consumer Discretionary - 22.6%
40,242	Adidas AG - ADR	$2,349,730
22,205	Autoliv, Inc.+	2,630,849
25,865	Bassett Furniture Industries, Inc.	824,059
68,035	CBS Corporation+	3,748,048
66,764	Cinemark Holdings, Inc.	2,392,154
45,280	Hasbro, Inc.+	3,626,928
6,840	La-Z-Boy, Inc.	182,902
23,260	Lear Corporation	2,585,814
8,491	Vail Resorts, Inc.	1,135,247
		19,475,731
Consumer Staples - 3.7%
16,315	Costco Wholesale Corporation+	2,570,917
5,410	Lancaster Colony Corporation	598,184
		3,169,101
Financials - 8.7%
52,438	Bank of Hawaii Corporation+	3,580,467
18,919	Chemical Financial Corporation+	675,219
26,645	Enterprise Financial Services Corporation	720,481
16,259	Home BancShares, Inc.	665,806
15,918	Independent Bank Corporation	731,591
21,088	Renasant Corporation	694,006
21,645	State Bank Financial Corporation	427,705
		7,495,275
Health Care - 3.0%
24,348	STERIS plc+	1,729,925
17,823	U.S. Physical Therapy, Inc.	886,338
		2,616,263
Industrials - 7.0%
23,080	AO Smith Corporation	1,761,235
19,199	Cintas Corporation+	1,724,262
29,935	Orbital ATK, Inc.	2,602,549
		6,088,046
Information Technology - 8.4%
67,330	Intel Corporation+	2,178,126
36,772	Jack Henry & Associates, Inc.	3,109,808
24,084	SAP SE - ADR+	1,936,835
		7,224,769
TOTAL COMMON STOCKS (Cost $43,694,025)		46,069,185

SHORT-TERM INVESTMENTS - 68.3%
44,973,466	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	44,973,466
13,968,327	Mount Vernon Securities Lending Prime Portfolio, 0.54% (a)^	13,968,327
TOTAL SHORT-TERM INVESTMENTS (Cost $58,941,793)		58,941,793

TOTAL INVESTMENTS - 121.7% (Cost $102,635,818)		105,010,978
Liabilities in Excess of Other Assets - (21.7)%		(18,761,543)
NET ASSETS - 100.0%		$86,249,435

(a)	The rate quoted is the annualized seven-day yield at March 31, 2016.
ADR	American Depository Receipt
+	All or portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $13,718,953.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $13,968,327 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMY Shares
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 44.4%
Consumer Discretionary - 15.2%
30,753	Autoliv, Inc.+	$3,643,615
34,289	Cinemark Holdings, Inc.	1,228,575
62,378	Hasbro, Inc.	4,996,478
18,775	La-Z-Boy, Inc.	502,043
80,482	Ruth's Hospitality Group, Inc.	1,481,674
295,412	SeaWorld Entertainment, Inc.+	6,221,377
		18,073,762
Consumer Staples - 10.5%
33,504	B&G Foods, Inc.	1,166,274
54,509	Estee Lauder Company, Inc.	5,140,744
15,329	Lancaster Colony Corporation	1,694,927
85,523	Pinnacle Foods, Inc.	3,821,168
21,663	Whole Foods Market, Inc.	673,936
		12,497,049
Financials - 4.6%
63,349	Glacier Bancorp, Inc.	1,610,331
45,323	Home BancShares, Inc.	1,855,977
52,842	Renasant Corporation	1,739,030
10,194	Southside Bancshares, Inc.	265,758
		5,471,096
Health Care - 1.0%
16,879	STERIS plc+	1,199,253
Industrials - 2.1%
74,045	Mobile Mini, Inc.	2,444,966
Information Technology - 10.0%
17,708	Apple, Inc.	1,929,995
147,131	Intel Corporation	4,759,688
28,781	Jack Henry & Associates, Inc.	2,434,009
33,214	SAP SE - ADR+	2,671,070
		11,794,762
Telecommunication Services - 1.0%
27,477	Nippon Telegraph & Telephone Corporation - ADR+	1,188,106
TOTAL COMMON STOCKS (Cost $50,237,159)		52,668,994

SHORT-TERM INVESTMENTS - 70.5%
67,816,905	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	67,816,905
15,827,900	Mount Vernon Securities Lending Prime Portfolio, 0.54% (a)^	15,827,900
TOTAL SHORT-TERM INVESTMENTS (Cost $83,644,805)		83,644,805

TOTAL INVESTMENTS - 114.9% (Cost $133,881,964)		136,313,799
Liabilities in Excess of Other Assets - (14.9)%		(17,641,030)
NET ASSETS - 100.0%		$118,672,769

(a)	The rate quoted is the annualized seven-day yield at March 31, 2016.
ADR	American Depository Receipt
+	All or portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $15,358,710.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $15,827,900 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMS Shares
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 43.2%
Consumer Discretionary - 10.6%
36,590	CBS Corporation	$2,015,743
56,118	Foot Locker, Inc.+	3,619,611
21,900	Lear Corporation	2,434,623
11,344	Vail Resorts, Inc.	1,516,693
		9,586,670
Consumer Staples - 7.9%
33,277	Estee Lauder Company, Inc.	3,138,354
89,684	Pinnacle Foods, Inc.	4,007,081
		7,145,435
Financials - 4.3%
52,318	MSCI, Inc.	3,875,717
Industrials - 11.8%
24,385	AO Smith Corporation	1,860,819
40,395	Cintas Corporation	3,627,875
29,716	Huntington Ingalls Industries, Inc.	4,069,309
13,086	Orbital ATK, Inc.	1,137,697
		10,695,700
Information Technology - 7.7%
14,395	Broadcom, Ltd.	2,224,027
38,852	Jack Henry & Associates, Inc.	3,285,714
18,199	SAP SE - ADR+	1,463,564
		6,973,305
Telecommunication Services - 0.9%
30,185	Shenandoah Telecommunications Company	807,449
TOTAL COMMON STOCKS (Cost $37,283,154)		39,084,276

SHORT-TERM INVESTMENTS - 70.8%
59,482,847	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	59,482,847
4,423,896	Mount Vernon Securities Lending Prime Portfolio, 0.54% (a)^	4,423,896
TOTAL SHORT-TERM INVESTMENTS (Cost $63,906,743)		63,906,743

TOTAL INVESTMENTS - 114.0% (Cost $101,189,897)		102,991,019
Liabilities in Excess of Other Assets - (14.0)%		(12,673,765)
NET ASSETS - 100.0%		$90,317,254

(a)	The rate quoted is the annualized seven-day yield at March 31, 2016.
ADR	American Depository Receipt
+	All or portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $4,249,335.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $4,423,896 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCG Shares
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 60.6%
Consumer Discretionary - 10.2%
22,912	Autoliv, Inc.+	$2,714,614
53,567	CBS Corporation+	2,951,006
26,788	Delphi Automotive plc	2,009,636
20,598	Foot Locker, Inc.+	1,328,571
		9,003,827
Consumer Staples - 13.2%
28,297	ConAgra Foods, Inc.	1,262,612
15,571	Costco Wholesale Corporation	2,453,678
43,563	Estee Lauder Company, Inc.	4,108,427
11,211	Heineken NV - ADR	507,746
21,217	Lancaster Colony Corporation	2,345,964
31,902	Whole Foods Market, Inc.+	992,471
		11,670,898
Financials - 7.1%
18,287	Ameriprise Financial, Inc.	1,719,161
29,675	MarketAxess Holdings, Inc.+	3,704,330
22,022	Prudential plc - ADR	819,219
		6,242,710
Health Care - 3.1%
13,688	Cigna Corporation+	1,878,541
6,470	UnitedHealth Group, Inc.+	833,983
		2,712,524
Industrials - 5.9%
25,282	AO Smith Corporation	1,929,269
24,241	Orbital ATK, Inc.	2,107,513
92,671	Schneider Electric SE - ADR	1,165,801
		5,202,583
Information Technology - 18.2%
8,215	Apple, Inc.	895,353
1,313	Broadcom, Ltd.	202,858
41,929	Fiserv, Inc. *	4,301,077
109,529	Intel Corporation	3,543,263
28,147	Jack Henry & Associates, Inc.	2,380,392
24,668	SAP SE - ADR+	1,983,801
275,510	Telefonaktiebolaget LM Ericsson - ADR	2,763,365
		16,070,109
Telecommunication Services - 2.9%
59,531	Nippon Telegraph & Telephone Corporation - ADR	2,574,120
TOTAL COMMON STOCKS (Cost $50,868,160)		53,476,771

SHORT-TERM INVESTMENTS - 61.1%
45,102,597	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	45,102,597
8,911,878	Mount Vernon Securities Lending Prime Portfolio, 0.54% (a)^	8,911,878
TOTAL SHORT-TERM INVESTMENTS (Cost $54,014,475)		54,014,475

TOTAL INVESTMENTS - 121.7% (Cost $104,882,635)		107,491,246
Liabilities in Excess of Other Assets - (21.7)%		(19,136,757)
NET ASSETS - 100.0%		$88,354,489

(a)	The rate quoted is the annualized seven-day yield at March 31, 2016.
ADR	American Depository Receipt
*	Non-income producing security.
+	All or portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $8,729,478.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $8,911,878 as of March 31, 2016.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCV Shares
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 50.7%
Consumer Discretionary - 12.3%
22,729	Autoliv, Inc.+	$2,692,932
57,557	Cinemark Holdings, Inc.	2,062,267
41,024	Delphi Automotive plc	3,077,621
28,676	Foot Locker, Inc.+	1,849,602
8,786	Vail Resorts, Inc.+	1,174,688
		10,857,110
Consumer Staples - 10.0%
21,562	Clorox Company+	2,718,106
88,731	ConAgra Foods, Inc.+	3,959,177
14,140	Heineken NV - ADR	640,401
47,556	Whole Foods Market, Inc.	1,479,467
		8,797,151
Financials - 8.8%
36,441	Ameriprise Financial, Inc.	3,425,818
61,747	Fulton Financial Corporation+	826,175
100,140	Progressive Corporation	3,518,920
		7,770,913
Health Care - 1.3%
23,063	U.S. Physical Therapy, Inc.	1,146,923
Industrials - 6.0%
23,721	AO Smith Corporation+	1,810,150
6,004	Huntington Ingalls Industries, Inc.	822,188
30,762	Orbital ATK, Inc.	2,674,448
		5,306,786
Information Technology - 11.5%
24,542	Apple, Inc.	2,674,832
24,631	SAP SE - ADR+	1,980,825
23,264	Skyworks Solutions, Inc.	1,812,266
367,970	Telefonaktiebolaget LM Ericsson - ADR+	3,690,739
		10,158,662
Telecommunication Services - 0.8%
28,837	NTT DOCOMO, Inc. - ADR+	656,618
TOTAL COMMON STOCKS (Cost $43,123,296)		44,694,163

SHORT-TERM INVESTMENTS - 84.0%
57,729,218	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	57,729,218
16,383,569	Mount Vernon Securities Lending Prime Portfolio, 0.54% (a)^	16,383,569
TOTAL SHORT-TERM INVESTMENTS (Cost $74,112,787)		74,112,787

TOTAL INVESTMENTS - 134.7% (Cost $117,236,083)		118,806,950
Liabilities in Excess of Other Assets - (34.7)%		(30,604,816)
NET ASSETS - 100.0%		$88,202,134

(a)	The rate quoted is the annualized seven-day yield at March 31, 2016.
ADR	American Depository Receipt
+	All or portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $15,970,347.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $16,383,569 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCY Shares
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 34.0%
Consumer Discretionary - 4.8%
13,974	Autoliv, Inc.+	$1,655,639
33,389	Cinemark Holdings, Inc.	1,196,328
177,261	Compagnie Financiere Richemont SA - ADR	1,169,923
11,513	Vail Resorts, Inc.+	1,539,288
		5,561,178
Consumer Staples - 5.4%
28,553	Clorox Company+	3,599,391
43,691	ConAgra Foods, Inc.	1,949,492
21,095	Whole Foods Market, Inc.	656,266
		6,205,149
Financials - 12.8%
36,061	Ameriprise Financial, Inc.	3,390,095
327,430	Fulton Financial Corporation+	4,381,013
28,475	Independent Bank Corporation	1,308,711
20,962	Lakeland Financial Corporation	959,640
133,197	Progressive Corporation	4,680,543
		14,720,002
Industrials - 1.2%
43,533	Mobile Mini, Inc.	1,437,460
Information Technology - 7.6%
21,639	Apple, Inc.	2,358,434
32,957	SAP SE - ADR+	2,650,402
376,824	Telefonaktiebolaget LM Ericsson - ADR+	3,779,545
		8,788,381
Telecommunication Services - 2.2%
24,659	Nippon Telegraph & Telephone Corporation - ADR+	1,066,255
66,661	NTT DOCOMO, Inc. - ADR+	1,517,871
		2,584,126
TOTAL COMMON STOCKS (Cost $37,833,112)		39,296,296

SHORT-TERM INVESTMENTS - 84.4%
85,702,887	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	85,702,887
11,780,875	Mount Vernon Securities Lending Prime Portfolio, 0.54% (a)^	11,780,875
TOTAL SHORT-TERM INVESTMENTS (Cost $97,483,762)		97,483,762

TOTAL INVESTMENTS - 118.4% (Cost $135,316,874)		136,780,058
Liabilities in Excess of Other Assets - (18.4)%		(21,317,828)
NET ASSETS - 100.0%		$115,462,230

(a)	The rate quoted is the annualized seven-day yield at March 31, 2016.
ADR	American Depository Receipt
+	All or portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $11,508,768.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $11,780,875 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCS Shares
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 37.0%
Consumer Discretionary - 5.7%
24,220	Autoliv, Inc.+	$2,869,586
30,603	Foot Locker, Inc.+	1,973,893
3,516	Vail Resorts, Inc.+	470,089
		5,313,568
Consumer Staples - 8.7%
22,871	Clorox Company+	2,883,118
93,448	ConAgra Foods, Inc.+	4,169,650
33,990	Whole Foods Market, Inc.	1,057,429
		8,110,197
Financials - 2.0%
92,806	Brookline Bancorp, Inc.	1,021,794
24,808	Chemical Financial Corporation+	885,398
		1,907,192
Industrials - 9.4%
25,415	AO Smith Corporation	1,939,419
20,235	Northrop Grumman Corporation+	4,004,506
32,739	Orbital ATK, Inc.	2,846,329
		8,790,254
Information Technology - 9.2%
18,977	Apple, Inc.	2,068,303
21,748	Monotype Imaging Holdings, Inc.	520,212
26,306	SAP SE - ADR+	2,115,529
393,028	Telefonaktiebolaget LM Ericsson - ADR+	3,942,071
		8,646,115
Telecommunication Services - 2.0%
42,722	Nippon Telegraph & Telephone Corporation - ADR	1,847,299
TOTAL COMMON STOCKS (Cost $33,361,943)		34,614,625

SHORT-TERM INVESTMENTS - 92.5%
66,883,670	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	66,883,670
19,660,733	Mount Vernon Securities Lending Prime Portfolio, 0.54% (a)^	19,660,733
TOTAL SHORT-TERM INVESTMENTS (Cost $86,544,403)		86,544,403

TOTAL INVESTMENTS - 129.5% (Cost $119,906,346)		121,159,028
Liabilities in Excess of Other Assets - (29.5)%		(27,569,565)
NET ASSETS - 100.0%		$93,589,463

(a)	The rate quoted is the annualized seven-day yield at March 31, 2016.
ADR	American Depository Receipt
+	All or portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $19,126,222.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $19,660,733 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical Income Shares
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 7.6%
Consumer Discretionary - 2.2%
126,869	Foot Locker, Inc.+	$8,183,050
Consumer Staples - 2.3%
284,287	Whole Foods Market, Inc.	8,844,169
Information Technology - 3.1%
107,281	Apple, Inc.	11,692,556
TOTAL COMMON STOCKS (Cost $28,931,997)		28,719,775

EXCHANGE TRADED FUNDS - 81.4%
244,208	Guggenheim Bullet Shares 2022 Corporate Bond ETF+	5,143,021
334,066	iShares 10+ Year Credit Bond ETF+	19,803,433
118,426	iShares 10-20 Year Treasury Bond ETF	16,759,648
345,049	iShares 20+ Year Treasury Bond ETF+	45,066,850
170,104	iShares Barclays 7-10 Year Treasury Bond Fund ETF+	18,769,275
163,261	iShares Core U.S. Aggregate Bond ETF	18,095,849
152,509	iShares Core U.S. Credit Bond ETF	16,821,743
250,419	iShares iBoxx $ Investment Grade Corporate Bond ETF	29,754,786
164,780	iShares MBS ETF+	18,040,114
154,077	PIMCO Total Return Active ETF+	16,250,501
278,515	SPDR Barclays Aggregate Bond ETF	16,307,053
344,983	Vanguard Intermediate-Term Bond ETF+	29,761,683
154,840	Vanguard Intermediate-Term Corporate Bond ETF	13,460,241
307,395	Vanguard Long-Term Corporate Bond ETF	27,496,483
336,311	Vanguard Mortgage-Backed Securities ETF	17,982,549
TOTAL EXCHANGE TRADED FUNDS (Cost $302,677,987)		309,513,229

SHORT-TERM INVESTMENTS - 24.2%
38,116,427	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	38,116,427
53,937,208	Mount Vernon Securities Lending Prime Portfolio, 0.54% (a)^	53,937,208
TOTAL SHORT-TERM INVESTMENTS (Cost $92,053,635)		92,053,635

TOTAL INVESTMENTS - 113.2% (Cost $423,663,619)		430,286,639
Liabilities in Excess of Other Assets - (13.2)%		(50,057,312)
NET ASSETS - 100.0%		$380,229,327

(a)	The rate quoted is the annualized seven-day yield at March 31, 2016.
+	All or portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $52,909,165.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $53,937,208 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical High Income Shares
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 15.1%
Consumer Discretionary - 3.8%
51,908	Delphi Automotive plc	$3,894,138
77,573	Foot Locker, Inc.+	5,003,459
		8,897,597
Consumer Staples - 6.1%
225,627	ConAgra Foods, Inc.+	10,067,477
130,304	Whole Foods Market, Inc.	4,053,757
		14,121,234
Industrials - 3.1%
82,320	Orbital ATK, Inc.	7,156,901
Information Technology - 2.1%
43,735	Apple, Inc.	4,766,677
TOTAL COMMON STOCKS (Cost $34,340,244)		34,942,409

EXCHANGE TRADED FUNDS - 62.3%
153,006	Guggenheim Bullet Shares 2022 Corporate Bond ETF	3,222,306
91,064	iShares 10+ Year Credit Bond ETF	5,398,274
41,394	iShares 10-20 Year Treasury Bond ETF	5,858,079
213,779	iShares 20+ Year Treasury Bond ETF+	27,921,675
51,819	iShares 3-7 Year Treasury Bond ETF	6,526,603
59,129	iShares Barclays 7-10 Year Treasury Bond Fund ETF+	6,524,294
63,615	iShares Core U.S. Aggregate Bond ETF	7,051,087
254,286	iShares Core U.S. Treasury Bond ETF+	6,563,122
70,980	iShares Core US Credit Bond ETF	7,829,094
117,529	iShares iBoxx $ Investment Grade Corporate Bond ETF	13,964,796
57,570	iShares MBS ETF	6,302,764
862,978	PowerShares Preferred ETF+	12,875,632
86,580	SPDR Barclays Aggregate Bond ETF	5,069,259
155,237	Vanguard Intermediate-Term Bond ETF+	13,392,296
108,050	Vanguard Long-Term Corporate Bond ETF	9,665,072
117,805	Vanguard Mortgage-Backed Securities ETF	6,299,033
TOTAL EXCHANGE TRADED FUNDS (Cost $141,355,116)		144,463,386

Par Value	Security Description	Value
US GOVERNMENT NOTES - 4.8%
6,700,000	10/31/2016, 0.375%	$6,697,253
4,500,000	10/31/2017, 0.750%	4,502,196
TOTAL US GOVERNMENT NOTES (Cost $11,185,397)		11,199,449

Shares	Security Description	Value
SHORT-TERM INVESTMENTS - 37.0%
48,515,321	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	$48,515,321
37,113,872	Mount Vernon Securities Lending Prime Portfolio, 0.54% (a)^	37,113,872
TOTAL SHORT-TERM INVESTMENTS (Cost $85,629,193)		85,629,193

TOTAL INVESTMENTS - 119.2% (Cost $272,509,950)		276,234,437
Liabilities in Excess of Other Assets - (19.2)%		(44,474,976)
NET ASSETS - 100.0%		$231,759,461

(a)	The rate quoted is the annualized seven-day yield at March 31, 2016.
+	All or portion of this security is out on loan as of March 31, 2016. Total value of securities out on loan is $36,349,513.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $37,113,872 as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

NOTE 1 — ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”). The Trust currently consists of the following ten diversified separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI Tactical SMG Shares
WBI Tactical SMV Shares
WBI Tactical SMY Shares
WBI Tactical SMS Shares
WBI Tactical LCG Shares
WBI Tactical LCV Shares
WBI Tactical LCY Shares
WBI Tactical LCS Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

A. Valuation:
All equity securities, including domestic common stocks, preferred stocks, real estate investment trusts, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market, NASDAQ
Select Market and NASDAQ Capital Market (collectively “NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

The decision whether to fair value a portfolio security or other asset will be made by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund
Services, LLC (“USBFS”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’
Valuation Committee’s assumptions used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016:

WBI Tactical SMG Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 57,416,875	$ -	$ -	$ 57,416,875
Short-Term Investments	44,705,929	-	-	44,705,929
Total Investments in Securities, at value	$ 102,122,804	$ -	$ -	$ 102,122,804

WBI Tactical SMV Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 46,069,185	$ -	$ -	$ 46,069,185
Short-Term Investments	58,941,793	-	-	58,941,793
Total Investments in Securities, at value	$ 105,010,978	$ -	$ -	$ 105,010,978

WBI Tactical SMY Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 52,668,994	$ -	$ -	$ 52,668,994
Short-Term Investments	83,644,805	-	-	83,644,805
Total Investments in Securities, at value	$ 136,313,799	$ -	$ -	$ 136,313,799

WBI Tactical SMS Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 39,084,276	$ -	$ -	$ 39,084,276
Short-Term Investments	63,906,743	-	-	63,906,743
Total Investments in Securities, at value	$ 102,991,019	$ -	$ -	$ 102,991,019

WBI Tactical LCG Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 53,476,771	$ -	$ -	$ 53,476,771
Short-Term Investments	54,014,475	-	-	54,014,475
Total Investments in Securities, at value	$ 107,491,246	$ -	$ -	$ 107,491,246

WBI Tactical LCV Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 44,694,163	$ -	$ -	$ 44,694,163
Short-Term Investments	74,112,787	-	-	74,112,787
Total Investments in Securities, at value	$ 118,806,950	$ -	$ -	$ 118,806,950

WBI Tactical LCY Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 39,296,296	$ -	$ -	$ 39,296,296
Short-Term Investments	97,483,762	-	-	97,483,762
Total Investments in Securities, at value	$ 136,780,058	$ -	$ -	$ 136,780,058

WBI Tactical LCS Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 34,614,625	$ -	$ -	$ 34,614,625
Short-Term Investments	86,544,403	-	-	86,544,403
Total Investments in Securities, at value	$ 121,159,028	$ -	$ -	$ 121,159,028

WBI Tactical Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 28,719,775	$ -	$ -	$ 28,719,775
Exchange-Traded Funds	309,513,229	-	-	309,513,229
Short-Term Investments	92,053,635	-	-	92,053,635
Total Investments in Securities, at value	$ 430,286,639	$ -	$ -	$ 430,286,639

WBI Tactical High Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 34,942,409	$ -	$ -	$ 34,942,409
Exchange-Traded Funds	144,463,386	-	-	144,463,386
US Government Notes	11,199,449	-	-	11,199,449
Short-Term Investments	85,629,193	-	-	85,629,193
Total Investments in Securities, at value	$ 276,234,437	$ -	$ -	$ 276,234,437
^See Schedule of Investments for breakout of investments by industry classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2016, the Funds recognized no transfers to or from levels 1, 2 or 3.

Options Contracts. When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The Funds have adopted financial reporting rules that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may invest, at the time of purchase, up to 20% of the Funds’ net assets in equity options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Funds’ exposure to certain selected securities. The Funds may employ these techniques as economic hedging tools as well as speculatively to enhance returns. Other than when used for economic hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines. As an economic hedging tool, options may help cushion the impact of market declines but may reduce the Funds’ participation in a market advance.

The activity in written options during the period ended March 31, 2016, is as follows:

	WBI Tactical Income Shares		WBI Tactical High Income Shares
	Contracts	Premiums	Contracts	Premiums
Options outstanding, beginning of period	-	$ -	-	$ -
Options Written	2,900	78,598	2,460	84,138
Options exercised	-	-	-	-
Options expired	(1,000)	(61,499)	(760)	(46,739)
Options closed	(1,900)	(17,099)	(1,700)	(37,399)
Options outstanding, end of period	-	$ -	-	$ -

B. Securities Lending:
The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of March 31, 2016 Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the
Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Collateral Received*
WBI Tactical SMG Shares	$12,864,713	$13,086,630
WBI Tactical SMV Shares	13,718,953	13,968,327
WBI Tactical SMY Shares	15,358,710	15,827,900
WBI Tactical SMS Shares	4,249,335	4,423,896
WBI Tactical LCG Shares	8,729,478	8,911,878
WBI Tactical LCV Shares	15,970,347	16,383,569
WBI Tactical LCY Shares	11,508,768	11,780,875
WBI Tactical LCS Shares	19,126,222	19,660,733
WBI Tactical Income Shares	52,909,165	53,937,208
WBI Tactical High Income Shares	36,349,513	37,113,872

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

C. Tax Information:
The cost basis of investments for federal income tax purposes as of March 31, 2016 was as follows+:

WBI Tactical SMG Shares
Cost of investments	$98,525,332
Gross unrealized appreciation	3,711,949
Gross unrealized depreciation	(114,477)
Net unrealized appreciation	$3,597,472

WBI Tactical SMV Shares
Cost of investments	$102,635,818
Gross unrealized appreciation	2,441,162
Gross unrealized depreciation	(66,002)
Net unrealized appreciation	$2,375,160

WBI Tactical SMY Shares
Cost of investments	$133,881,964
Gross unrealized appreciation	2,588,423
Gross unrealized depreciation	(156,588)
Net unrealized appreciation	$2,431,835

WBI Tactical SMS Shares
Cost of investments	$101,189,897
Gross unrealized appreciation	1,995,462
Gross unrealized depreciation	(194,340)
Net unrealized appreciation	$1,801,122

WBI Tactical LCG Shares
Cost of investments	$104,882,635
Gross unrealized appreciation	2,853,263
Gross unrealized depreciation	(244,652)
Net unrealized appreciation	$2,608,611

WBI Tactical LCV Shares
Cost of investments	$117,236,083
Gross unrealized appreciation	1,782,642
Gross unrealized depreciation	(211,775)
Net unrealized appreciation	$1,570,867

WBI Tactical LCY Shares
Cost of investments	$135,316,874
Gross unrealized appreciation	1,580,571
Gross unrealized depreciation	(117,387)
Net unrealized appreciation	$1,463,184

WBI Tactical LCS Shares
Cost of investments	$119,906,346
Gross unrealized appreciation	1,379,051
Gross unrealized depreciation	(126,369)
Net unrealized appreciation	$1,252,682

WBI Tactical Income Fund
Cost of investments	$423,918,538
Gross unrealized appreciation	7,406,490
Gross unrealized depreciation	(1,038,389)
Net unrealized appreciation	$6,368,101

WBI Tactical High Income Fund
Cost of investments	$272,509,950
Gross unrealized appreciation	4,026,565
Gross unrealized depreciation	(302,078)
Net unrealized appreciation	$3,724,487

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds' previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

NOTE 3 — Certain Risks
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund maybe subject to other risks in addition to these identified risk. This section discusses certain common principal risks encountered by the Funds.

Active Management Risk — An investment in each Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the
Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its models, stop loss and goal setting process, do not produce the expected results, the market value or NAV of a Fund’s shares would decrease.

Authorized Participant Concentration Risk — The Fund has a limited number of financial institutions that may act as Authorized Participants
(“APs”) to create and redeem Fund shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, then Fund shares may trade at a discount to NAV and possibly face de-listing.

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held directly by a Fund or indirectly through ETPs in which a Fund invests. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.
Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.
Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

ETF and Other Investment Companies Risk — When the Fund invests in another ETF or other investment company (e.g., mutual fund, closedend fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole, or the value of an investment held by a Fund, goes down resulting in a decrease in the market value or NAV of a Fund’s Shares.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)  /s/ Don Schreiber
                                             Don Schreiber Jr., President and Principal Executive Officer

Date  May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Don Schreiber
                                               Don Schreiber Jr., President and Principal Executive Officer

Date   May 18, 2016

By (Signature and Title)* /s/ Paul Lagermasini
                                             Paul Lagermasini, Treasurer and Chief Financial Officer

Date  May 18, 2016

* Print the name and title of each signing officer under his or her signature.